Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Adient plc
Amendment Flag	false
Entity Central Index Key	0001670541
EBP 001 ADNT
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Adient plc
Amendment Flag	false
Entity Central Index Key	0001670541
EBP 002
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Adient plc
Amendment Flag	false
Entity Central Index Key	0001670541
EBP 003
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Adient plc
Amendment Flag	false
Entity Central Index Key	0001670541
EBP 001 AVZR
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Adient plc
Amendment Flag	false
Entity Central Index Key	0001670541